NUVEEN STRATEGY BALANCED ALLOCATION FUND

SUPPLEMENT DATED AUGUST 10, 2018

TO THE SUMMARY PROSPECTUS DATED DECEMBER 29, 2017

Effective September 4, 2018, Nathan S. Shetty will be added as a portfolio manager for the Fund. Derek B. Bloom will continue to serve as portfolio manager for the Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-SBAS-0818P